Equity (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2022	Nov. 21, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Rights, preferences and restrictions attaching to class of share capital				Each common share entitles its holder to one vote in the general shareholders’ meetings.
Description of preferred shares dividends paid				dividends paid to preferred shares must be at least 10% higher than those paid to common shares.
Paid-in share capital				R$ 10,800,000	R$ 10,800,000
Percentage of legal reserve on profit				5.00%
Percentage of issued capital on profit				20.00%
Dividend corresponds percentage				65.00%	50.00%	25.00%
Distribution of interest		R$ 970,000
Net income			R$ 79,000
Profit reserve			R$ 891,000
Repayment of proposed dividend distribution	R$ 600,000			R$ 970,258
Repayment of proposed dividend distribution				370,258
Preferred A Shares [Member]
IfrsStatementLineItems [Line Items]
Dividends				R$ 258
Class B Preferred Stock [Member]
IfrsStatementLineItems [Line Items]
Description of preferred shares dividends paid				Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s Bylaws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares.